Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Women's Leadership ETF	Nov. 29, 2023
Fidelity Women's Leadership ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(18.96%)
Since Inception	(9.92%)	[1]
Fidelity Women's Leadership ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.14%)
Since Inception	(10.07%)	[1]
Fidelity Women's Leadership ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.10%)
Since Inception	(7.50%)	[1]
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	(7.06%)	[1]
IXYIK
Average Annual Return:
Past 1 year	(20.44%)
Since Inception	(10.12%)	[1]

[1]	AFrom June 15, 2021.